Offerings - Offering: 1	Apr. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	501,545
Proposed Maximum Offering Price per Unit	23.07
Maximum Aggregate Offering Price	$ 11,570,643.15
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,597.91
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Company's common stock, par value $0.0001 ("Common Stock") that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of common stock. The 501,545 shares of Common Stock consist of 501,545 shares of the Common Stock issued to the Selling Stockholders identified in this Registration Statement as Stock Consideration in connection with the Company's acquisition of Pier Two Holdings Pty Ltd pursuant to the Share Purchase Agreement dated March 24, 2026. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of Common Stock of Bitmine Immersion Technologies, Inc. as reported on the New York Stock Exchange on April 22, 2026.